Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Net sales to customers

The net revenue representing at least 10% of total net revenue are as follows:

	Year Ended March 31,
	2018		2019		2020
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	3,579	31	3,715	37	3,573	27
Customer C	1,599	14	1,225	12	1,239	9
Customer B	1,662	14	1,027	10	313	2
Customer D *	1,115	10	21	—	—	—
Customer E	1,050	9	996	10	—	—

	9,005	78	6,984	69	5,125	38

* That customer has stopped purchasing from us as of June 2017.

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2019		2020
	$ in thousands	%	$ in thousands	%

Customer C	136	23	241	30
Customer B	191	32	133	16
Customer A	127	21	99	12
Customer F	—	—	95	12

		76		70